Note 10 - Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life (Years)

Balance, December 31, 2010	3,040,000	$0.188	4.8
Options issued	3,115,000	0.299	7.8
Options exercised	(20,000)	(0.100)	-
Options cancelled	(100,000)	(0.246)	-
Balance, December 31, 2011	6,035,000	$0.208	5.8
Options issued	2,340,000	0.165	8.1
Options exercised	(30,000)	(0.120)	-
Options cancelled	(105,000)	(0.212)	-
Balance, June 30, 2012	8,240,000	$0.199	7.5

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Options
Balance, December 31, 2009	1,000,000	$0.325	6.5
Options issued	2,040,000	0.122	5.4
Options exercised	-	-	-
Options cancelled	-	-	-

Balance, December 31, 2010	3,040,000	0.188	5.0
Options issued	3,115,000	.229	7.9
Options exercised	(20,000)	(.100)	-
Options cancelled	(100,000)	(.246)	-

Balance, December 31, 2011	6,035,000	$.208	6.0

	Exercisable/Vested Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs)
Common Stock Options

Balance, December 31, 2011	3,020,000	$0.189	5.0
Balance, June 30, 2012	4,135,000	0.164	6.7
Additional vesting by September 30, 2012	885,000	0.190

	Exercisable/Vested Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Options
Balance, December 31, 2009	1,000,000	$0.325	7.5
Balance, December 31, 2010	1,000,000	0.325	6.5
Balance, December 31, 2011	3,020,000	0.189	5.0

Additional vesting by March 31, 2012	485,000	0.254

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Six Months Ended June 30, 2012			Year Ended December 31, 2011
Risk free interest rate	.30%	-	.51%	.39%	-	1.20%
Expected volatility	66%	-	75%	132%	-	231%
Expected term in years	3	-	5	3	-	5
Expected dividend yield		0%			0%
Average value per options and warrants	$.05	-	$.11	$.13	-	$.31

	Year Ended Dec. 31, 2011			Year Ended Dec. 31, 2010
Risk Free Interest Rate	.39%	-	1.20%	.6%	-	1.18%
Expected Volatility	132%	-	231%	458%	-	628%
Expected term in years	5	-	10	2	-	3
Expected dividend yield		0%			0%
Average value per options and warrants	$.13	-	$.31	$.09	-	$.14

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Warrants
Balance, December 31, 2010	770,500	$.150	1.24
Warrants issued	3,611,251	.290	1.98
Warrants exercised	-	-	-
Warrants cancelled	-	-	-

Balance, December 31, 2011	4,381,751	.265	1.74
Warrants issued	2,440,000	.200	2.82
Warrants exercised	-	-	-
Warrants re-priced	-	(.087)	-
Warrants cancelled	-	-	-

Balance, June 30, 2012	6,821,751	$.242	1.96

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Warrants
Balance, December 31, 2010	770,500	$.150	1.67
Warrants issued	3,611,251	.29	2.23
Warrants exercised	-	-	-
Warrants cancelled	-	-	-

Balance, December 31, 2011	4,381,751	$.265	1.99